NOTE 7 - CONVERTIBLE PROMISSORY NOTES / RELATED AND NON-RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2019
Tables/Schedules
Schedule of promissory notes

The Company has a collateralized convertible debt obligation with an unaffiliated entity outstanding at December 31, 2019 and 2018 as follows:

Note (A)	Principal	Less Debt Discount	Plus Premium	Net Note Balance	Accrued Interest

December 31, 2019	$ 290,000 (1)	$ 0 -	$ 0-	$ 290,000	$ 27,596
December 31, 2018	$ 300,000 (1)	$ (17,812)	$ 219,998	$ 502,186	$ 7,787